Summary Prospectus and
Prospectus Supplement

April 27, 2018

Morgan Stanley Institutional Fund Trust

Supplement dated April 27, 2018 to the Morgan Stanley Institutional Fund Trust Summary Prospectus and Prospectus dated January 31, 2018

High Yield Portfolio
(the "Fund")

Effective April 30, 2018, Christian Roth will no longer serve as a portfolio manager to the Fund. Accordingly, effective April 30, 2018, all references to Mr. Roth will be removed from the Summary Prospectus and Prospectus with respect to the Fund.

Please retain this supplement for future reference.

  IFTHYSPT 4/18

Statement of Additional Information Supplement

April 27, 2018

Morgan Stanley Institutional Fund Trust

Supplement dated April 27, 2018 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated January 31, 2018

High Yield Portfolio
(the "Fund")

Effective April 30, 2018, Christian Roth will no longer serve as a portfolio manager to the Fund. Accordingly, effective April 30, 2018, all references to Mr. Roth will be removed from the Statement of Additional Information with respect to the Fund.

Please retain this supplement for future reference.